UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21384

New River Funds

(Exact name of Registrant as specified in charter)

1881 Grove Avenue, Radford, VA                          24141

(Address of principal executive offices)

(Zip code)

James Colantino

             c/o Gemini Fund Services, LLC., 150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2603

Date of fiscal year end:

8/31

Date of reporting period:

8/31/04

Item 1.  Reports to Stockholders.

New River Small Cap Fund

New River Core Equity Fund

1-866-NRA-FUND (1-866-672-3863)

www.newriverfunds.com

Investment Manager:

New River Advisers LLC

1881 Grove Avenue

Radford, VA  24141

Annual Report

August 31, 2004

New River Funds

C.E.O.’s Letter

Dear Fellow Shareholders,

In the past several months there has been a dramatic shift in investor sentiment in the equity market since the start of the year.  Concerns over terrorist threats, the war in Iraq, rising energy prices, and a close presidential election have weighed heavily on stock market returns in recent months and in contrast to the run-up of the broad market indexes earlier in the year.   Nevertheless, the U.S. economy, typically a driving force behind equity returns, continues to show improvement.  Retail sales excluding autos rose 0.2% in August, coming off of a 0.3% increase in July.  And Wal-Mart, arguably the best proxy for consumer spending, currently anticipates same store sales growth of 2-4% in September. Moreover, the economy is generating new jobs, albeit at a gradual pace.  The unemployment rate has fallen steadily throughout the quarter—down to 5.4% from 5.6%.  Equally important, inflation does not appear to be too great.  Neither of the indices that track inflation—the Consumer Price Index and the Producer Price Index—increased dramatically during the quarter.

The New River Small Cap Fund declined in value by 0.58%1 for the quarter ended August 31, 2004, less than the 3.31% loss for the Russell 20002. From inception (October 1, 2003) through August 31, 2004, New River Small Cap Fund’s 20.0% gain significantly outperformed the 10.58% gain for the Russell 2000. The New River Core Equity Fund declined in value by 3.51%1 for the quarter ended August 31, 2004, compared to a 1.03% loss for the S&P 5003. From inception (October 1, 2003) through August 31, 2004, New River Core Equity Fund gained 4.40% as compared to 10.18% for the S&P 500.

We are pleased to report that effective July 1, 2004, the Board of Trustees approved lowering the fees paid by shareholders from 2.00% for the New River Small Cap Fund and 1.80% for the New River Core Equity Fund to 1.50% and 1.30%, respectively.  This was accomplished by lowering the expense cap of both funds.

In spite of the reasonably positive economic news during the quarter, investors appear cautious in their outlook.  Our view is that the market is currently fairly valued at worst, and perhaps undervalued by as much as 15%.  Going forward, we don’t see any imminent reason for investors to be overly cautious, nor do we expect to see another run-up like that of 2003 any time soon.  We continue to take a long-term approach in our stock picking, and we are always on the lookout for value wherever the opportunity arises.   Moreover, we continue to find many attractively priced equities at this current time.

Regards,

Robert M. Patzig

Chief Executive Officer

October 15, 2004

i Performance, adjusted for a 2% redemption fee for shares held for 90 days or less to deter market timers, would have been (2.57)% and (5.44)% for New River Small Cap Fund and New River Core Equity Fund, respectively.

ii The Russell 2000 Index is an unmanaged market capitalization-weighted index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies.  An investor cannot invest directly in an index.

iii The S&P 500 Index is an unmanaged market capitalization-weighted index of 500 widely held common stocks.  An investor cannot invest directly in an index.

The above cited performance represents past performance, which does not guarantee future results.  Current performance may be higher or lower than the performance data quoted.  Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.  For more performance information current to the most recent month-end please call toll free 1-866-NRA-FUND (1-866-672-3863).

Investors should carefully consider the investment objectives, risks, charges and expenses of New River Funds.  This and other information about the New River Funds is contained in the prospectus, which can be obtained by calling toll free 1-866-NRA-FUND (1-866-672-3863) or by visiting us on the web site at www.newriverfunds.com and should be read carefully before investing.

The New River Funds are distributed by Aquarius Fund Distributors, LLC, Member NASD.

New River Small Cap Fund

Performance of a $10,000 Investment

September 30, 2003 through August 31, 2004

$12,000 $11,058

                                      Since

                                                               Inception*

    Cumulative Total Return                20.00%

* The Small Cap Fund commenced operations on October 1, 2003.

The Russell 2000 Index is an unmanaged market capitalization-weighted index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies.  Investors cannot invest directly in an index or benchmark.  Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived their fees and reimbursed a portion of the expenses.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.

Portfolio Holdings Information

August 31, 2004

Portfolio Holdings by Industry	% of Net Assets	Top Ten Portfolio Holding	% of Net Assets
Common Stocks	96.81%	Quanex Corp	4.93%
Apparel Manufacturers	3.79%	America Service Group, Inc	4.90%
Basic Materials	14.21%	Atlantis Plastics Inc. CL A	4.82%
Chemicals	4.30%	Flowserve Corp.	4.79%
Construction Services	4.78%	URS Corp.	4.78%
Diversified Manufacturing	4.59%	Newfield Exploration Co.	4.77%
Energy	8.89%	Smithfield Foods, Inc.	4.75%
Financial Services	8.42%	Newport Corp.	4.75%
Food Processing	4.75%	Cascade Corp.	4.70%
Healthcare	4.90%	Trinity Industries, Inc.	4.59%
Machinery	17.89%
Recreational Products	4.19%
Retail	6.82%
Telecommunications Equipment	9.28%
Cash & Other Assets less Liabilities	3.19%
Total Net Assets	100.00%

New River Core Equity Fund

Performance of a $10,000 Investment

September 30, 2003 through August 31, 2004

$11,018 $10,440

                                                    Since

                                                                Inception*

    Cumulative Total Return                 4.40%

* The Core Equity Fund commenced operations on October 1, 2003.

The S&P 500 is an unmanaged market capitalization-weighted index of 500 widely held common stocks.  Investors cannot invest directly in an index or benchmark.  Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived their fees and reimbursed a portion of the expenses.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.

Portfolio Holdings Information

August 31, 2004

Portfolio Holdings by Industry	% of Net Assets	Top Ten Portfolio Holding	% of Net Assets
Common Stocks	97.91%	Franklin Resources, Inc.	4.74%
Beverages	3.76%	Sandisk Corp.	4.49%
Building Materials	4.29%	Masco Corp.	4.29%
Chemicals	2.25%	UnitedHealth Group, Inc.	4.23%
Computer Hardware	3.01%	Wal-Mart Stores, Inc.	4.22%
Computer Services	6.23%	Citigroup, Inc.	3.89%
Computer Software &Programming	4.48%	H&R Block, Inc.	3.86%
Computer Storage Devices	4.49%	First Data Corp.	3.76%
Conglomerates	6.84%	Anheuser-Busch Companies, Inc	3.76%
Financial Services	16.98%	Cardinal Health, Inc.	3.54%
Food Products	2.21%
Healthcare	5.76%
Insurance	7.59%
Medical-Drugs	3.49%
Mining	2.88%
Multimedia	2.96%
Oil & Gas Restaurants	7.93% 2.44%
Retail	8.05%
Semiconductors	2.27%
Cash & Other Assets less Liabilities	2.09%
Total Net Assets	100.00%

New River Funds
Small Cap Fund- Schedule of Investments
August 31, 2004

	Shares	Market Value

COMMON STOCKS- 96.81%
Apparel Manufacturers- 3.79%
Columbia Sportswear Co.*	2,480	$ 135,259

Basic Materials- 14.21%
Atlantis Plastics, Inc. Class A*	11,860	171,970
Caraustar Industries, Inc *	10,010	158,859
Quanex Corp.	3,820	176,026
		506,855
Chemicals- 4.30%
Lubrizol Corp.	4,300	153,295

Construction Services- 4.78%
URS Corp.*	6,910	170,677

Diversified Manufacturing- 4.59%
Trinity Industries, Inc.	5,905	163,864

Energy- 8.89%
Newfield Exploration Co.*	3,074	170,146
OGE Energy Corp.	5,655	147,030
		317,176
Financial Services- 8.42%
Affiliated Managers Group*	2,950	144,697
Washington Federal, Inc.	6,047	155,771
		300,468
Food Processing- 4.75%
Smithfield Foods, Inc.*	6,600	169,620

Healthcare- 4.90%
America Service Group, Inc.*	4,605	174,714

Machinery- 17.89%
AGCO Corp.*	8,095	161,819
Cascade Corp.	6,495	167,571
Flowserve Corp.*	7,455	171,018
Idex Corp	4,490	137,933
		638,341
Recreational Products- 4.19%
Polaris Industries, Inc.	3,170	149,497
New River Funds
Small Cap Fund- Schedule of Investments- Continued
August 31, 2004

	Shares	Market Value

Retail- 6.82%
Pier One Imports, Inc.	6,095	$ 105,748
Tractor Supply Co.*	3,945	137,365
		243,113
Telecommunications Equipment- 9.28%
Andrew Corp.*	14,570	161,581
Newport Corp.*	13,555	169,437
		331,018

TOTAL COMMON STOCKS (Cost $3,436,915)		3,453,897

TOTAL INVESTMENTS (Cost $3,436,915)- 96.81%		$ 3,453,897
Cash and other assets less liabilities- 3.19%		113,762
NET ASSETS- 100.00%		$ 3,567,659

*Non-income producing security

New River Funds
Core Equity Fund- Schedule of Investments
August 31, 2004

	Shares	Market Value

COMMON STOCKS- 97.91%
Beverages- 3.76%
Anheuser-Busch Companies, Inc.	200	$ 10,560

Building Materials- 4.29%
Masco Corp.	375	12,049

Chemicals- 2.25%
Du Pont (E.I.) de Nemours & Co.	150	6,339

Computer Hardware- 3.01%
International Business Machines Corp.	100	8,469

Computer Services- 6.23%
First Data Corp.	250	10,563
Fiserv, Inc.*	200	6,956
		17,519
Computer Software & Programming- 4.48%
Electronic Arts, Inc.*	100	4,978
Intuit, Inc.*	180	7,612
		12,590
Computer Storage Devices- 4.49%
Sandisk Corp.*	540	12,609

Conglomerates- 6.84%
General Electric Co.	300	9,837
Tyco International Ltd.	300	9,396
		19,233
Financial Services- 16.98%
Capital One Financial Corp.	100	6,776
Citigroup, Inc.	235	10,946
Franklin Resources, Inc.	250	13,317
H&R Block, Inc.	225	10,858
Washington Mutual, Inc.	150	5,824
		47,721
Food Products- 2.21%
Wrigley, (WM) Jr. Co.	100	6,203

Healthcare- 5.76%
Cardinal Health, Inc.	220	9,944
Laboratory Corporation of America Holdings*	150	6,239
		16,183
New River Funds
Core Equity Fund- Schedule of Investments- Continued
August 31, 2004

	Shares	Market Value

Insurance- 7.59%
Allstate Corp.	200	$ 9,442
UnitedHealth Group, Inc.	180	11,903
		21,345
Medical- Drugs- 3.49%
Pfizer, Inc.	300	9,801

Mining- 2.88%
Alcoa, Inc.	250	8,095

Multimedia- 2.96%
Viacom Inc. Class B	250	8,328

Oil & Gas- 7.93%
Devon Energy Corp.	130	8,426
Exxon Mobil Corp.	180	8,298
GlobalSantaFe Corp.	200	5,576
		22,300
Restaurants- 2.44%
Wendy's International, Inc.	200	6,874

Retail- 8.05%
Abercrombie & Fitch Co. Class A	200	5,600
Autozone, Inc. *	70	5,184
Wal-Mart Stores, Inc.	225	11,851
		22,635
Semiconductors- 2.27%
Intel Corp.	300	6,387

TOTAL COMMON STOCKS (Cost $278,576)		275,240

TOTAL INVESTMENTS (Cost $278,576)- 97.91%		$ 275,240
Cash and other assets less liabilities- 2.09%		5,875
NET ASSETS- 100.00%		$ 281,115

*Non-income producing security

New River Funds
Statements of Assets and Liabilities
August 31, 2004

	Small Cap	Core Equity
	Fund	Fund
ASSETS:
Investments, at cost	$ 3,436,915	$ 278,576
Investments in securities, at value	$ 3,453,897	$ 275,240
Cash	186,703	7,778
Receivable for fund shares sold	2,500	-
Dividends and interest receivable	1,014	356
Prepaid expenses and other assets	22,622	23,557
Total Assets	3,666,736	306,931

LIABILITIES:
Payable to investment adviser	18,892	4,806
Payable for securities purchased	53,164	-
Payable for distribution fees	3,284	451
Accrued expenses and other liabilities	23,737	20,559
Total Liabilities	99,077	25,816
Net Assets	$ 3,567,659	$ 281,115

NET ASSETS CONSIST OF:
Paid in capital	$ 3,516,439	$ 279,144
Accumulated net realized gain from
investment transactions	34,238	5,307
Net unrealized appreciation (depreciation)
on investments	16,982	(3,336)
Net Assets	$ 3,567,659	$ 281,115

Shares Outstanding	297,379	26,922

Net asset value, offering price and redemption
price per share	$ 12.00	$ 10.44

New River Funds
Statements of Operations
For the period October 1, 2003* through August 31, 2004

	Small Cap	Core Equity
	Fund	Fund
INVESTMENT INCOME:
Interest	$ 79	$ 16
Dividends (Net of $0 and $23 foreign taxes
withheld, respectively)	10,966	2,617
Total investment income	11,045	2,633

EXPENSES:
Investment advisory fees	13,135	1,445
Registration & filing fees	24,850	24,850
Accounting fees	24,361	20,415
Administration fees	18,742	18,766
Transfer agency fees	19,300	15,400
Audit fees	9,970	9,970
Legal fees	44,897	7,197
Insurance expense	6,109	6,109
Trustees' fees	3,203	3,203
Custody fees	6,161	2,911
Printing expense	3,661	1,061
Distribution fees	3,284	451
Miscellaneous expenses	1,830	1,830
Total expenses	179,503	113,608

Less: Expense reimbursement and waivers	(155,454)	(110,592)
Net expenses	24,049	3,016

Net investment loss	(13,004)	(383)

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:
Net realized gain from investment transactions	47,242	5,690
Net change in unrealized appreciation (depreciation)
of investments for the period	16,982	(3,336)
Net realized and unrealized gain on investments	64,224	2,354
Net increase in net assets resulting from operations	$ 51,220	$ 1,971

*Commencement of operations.

New River Funds
Statements of Changes in Net Assets
For the period October 1, 2003* through August 31, 2004

	Small Cap	Core Equity
	Fund	Fund
NET INCREASE IN NET ASSETS
FROM OPERATIONS:
Net investment loss	$ (13,004)	$ (383)
Net realized gain from investment transactions	47,242	5,690
Net change in unrealized appreciation (depreciation)
of investments for the period	16,982	(3,336)
Net increase in net assets resulting from operations	51,220	1,971

CAPITAL SHARE TRANSACTIONS:	3,483,109	245,804

Net increase in net assets	3,534,329	247,775

NET ASSETS:
Beginning of period	33,330	33,340
End of period	$ 3,567,659	$ 281,115

Accumulated net investment loss at end of period	$ -	$ -

*Commencement of operations.

New River Funds
Financial Highlights
For the period October 1, 2003* through August 31, 2004

Selected data based on a share outstanding throughout the entire period (a)
	Small Cap	Core Equity
	Fund	Fund

Net asset value, beginning of period	$ 10.00	$ 10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.11)	(0.02)
Net realized and unrealized gain on investments	2.11	0.46
Total from investment operations	2.00	0.44

Net asset value, end of period	$ 12.00	$ 10.44

Total return (b)	20.00%	4.40%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 3,568	$ 281
Ratios to average net assets (c,d)
Expenses	1.83%	1.67%
Net investment income	(0.99)%	(0.21)%
Portfolio turnover rate	15%	38%

*Commencement of operations.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized.
(d) Such percentages are after advisory fee waivers and expense subsidies. The amount of waivers and expense subsidies equated to 11.84% and 61.24% of average net assets for Small Cap Fund and Core Equity Fund, respectively.

New River Funds

Notes to Financial Statements

August 31, 2004

NOTE 1. ORGANIZATION

New River Funds (the “Trust”) was organized as a statutory trust under the laws of the State of Delaware on April 21, 2003, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is currently comprised of two separate series: New River Small Cap Fund (the “Small Cap Fund”) and New River Core Equity Fund (the “Core Equity Fund”) (collectively the “Funds” and each individually a “Fund”). The Funds commenced operations on October 1, 2003, and operate as diversified investment companies within the meaning of the 1940 Act.  The primary investment objective of each Fund is long-term capital appreciation.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation- Securities listed on any national securities exchange or designated national market system securities are valued at the last reported sales price.  Nasdaq traded securities are valued using the Nasdaq Official Closing Price (NOCP).  Securities actively traded in the over-the-counter market but not designated as national market system securities are valued at the last quoted bid price. Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using the current exchange rates.

Fixed income securities generally are valued by using market quotations as supplied by nationally recognized bond pricing services.  Fixed income securities not covered by pricing services are valued using bid prices obtained from dealers maintaining an active market in the security.

Securities for which current market quotations are not readily available, or securities for which the last bid price does not accurately reflect the current value, are valued at their fair value as determined in good faith under the procedures established by and under the general supervision of the Trust’s Board of Trustees (the “Trustees”).

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using the amortized cost method.

Security Transactions and Investment Income-  Securities transactions are recorded on trade date.  In determining net realized gain or loss from the sale of securities, the cost of securities sold is determined on the identified cost basis.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses-  Most expenses of the Trust can be directly attributed to a Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.

New River Funds

Notes to Financial Statements- Continued

August 31, 2004

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES- Continued

Federal Income Taxes- It is the Trust’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and any realized capital gains to its shareholders.  Therefore, no federal income tax provision is required.  Each Fund is treated as a separate taxpayer for federal income tax purposes.

Dividends and Distributions- The Funds will pay dividends from net investment income, if any, on an annual basis and will declare and pay distributions from net realized capital gains, if any, at least annually. The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, they are charged or credited to paid-in-capital in the period that the difference arises.

NOTE 3. MANAGEMENT FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into a management agreement with New River Advisers LLC (the “Manager”). The Manager has overall supervisory responsibility for the general management and investment of each Fund and its securities portfolio, subject to the authority of the Board of Trustees.  The following table sets forth the annual management fee rates payable by each Fund to the Manager pursuant to the management agreement, expressed as a percentage of the Fund’s average daily net assets along with the actual management fees earned during the period October 1, 2003 (commencement of operations) through August 31, 2004.

	Management Fee Rate	Management Fee
Small Cap Fund…………….	1.00%	$ 13,135
Core Equity Fund…………...	0.80%	1,445

The Manager has contractually agreed to waive its management fees and/or make payments to limit Fund expenses, other than extraordinary or non-recurring expenses, at least until December 31, 2005.  The expense limitations, expressed as a percentage of each Fund’s average daily net assets, along with the actual management fee waivers and expense reimbursements for the period October 1, 2003 (commencement of operations) through August 31, 2004 are disclosed in the table below:

	Expense Limitation*	Management Fee Waivers/ Reimbursements
Small Cap Fund…………….	1.50%	$ 155,454
Core Equity Fund…………...	1.30%	110,592

        * For the period October 1, 2003 through June 30, 2004, the expense limitations were 2.00% and 1.80% for Small Cap Fund and Core Equity Fund, respectively.

Fees waived or expenses reimbursed may be recouped by the Manager from a Fund for a period up to three years from the date the fee or expense was waived or reimbursed.  However, no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the contractual expense limitation described above.

The Manager has entered into sub-advisory agreements with Michael W. Cook Asset Management, Inc., on behalf of the Small Cap Fund and with Howe and Rusling, Inc., on behalf of the Core Equity Fund.  Each sub-adviser is an affiliate of the Manager.  For the period October 1, 2003 (commencement of operations) through June 30, 2004, each sub-adviser was compensated in an amount equal to 80% of the management fee received by the Manager.  Effective July 1, 2004, the compensation paid to each sub-adviser was reduced to 40% of the management fee received by the Manager.

New River Funds

Notes to Financial Statements- Continued

August 31, 2004

NOTE 3. MANAGEMENT FEES AND OTHER RELATED PARTY TRANSACTIONS- Continued

Pursuant to service agreements, Gemini Fund Services, LLC (“GFS”) provides administration and accounting services to the Funds.  Under terms of such agreements, GFS is paid an annual fee, computed daily and payable monthly, based on a percentage of average daily net assets, subject to certain minimums.  The Funds and GFS are also parties to a transfer agency servicing agreement, under which GFS provides transfer agency and dividend disbursing services.  For performing such services, GFS receives from each Fund a minimum monthly or per account fee plus certain transaction fees.  In addition, GFS is reimbursed for out-of-pocket expenses.

A trustee and certain officers of the Funds are also officers of affiliates of the Manager.  An officer of the Funds is also an officer of GFS.

NOTE 4. DISTRIBUTION PLANS

The distributor of the Funds is Aquarius Fund Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) under which each Fund reimburses the Distributor or other entities for certain distribution activities and shareholder services performed for the Funds and their shareholders.   The Plan provides for the payment of a distribution fee at an annualized rate of 0.25% per year of each Fund’s average daily net assets.  Because there is no requirement under the Plan that the Distributor or other entities be reimbursed for all distribution expenses or any requirement that the Plan be continued from year to year, expenses incurred in distributing shares of each Fund in excess of the total payments made by the Fund pursuant to the Plan may or may not be recovered through future distribution fees.

NOTE 5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the period October 1, 2003 (commencement of operations) through August 31, 2004 were as follows:

	Purchases	Sales
Small Cap Fund…..………...	$ 3,621,121	$ 231,448
Core Equity Fund…………...	348,035	75,149

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at August 31, 2004, were as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Small Cap Fund………………	$ 3,438,814	$ 179,349	$ 164,266	$ 15,083
Core Equity Fund……………..	278,576	11,805	15,141	(3,336)

New River Funds

Notes to Financial Statements- Continued

August 31, 2004

NOTE 6. CAPITAL SHARE TRANSACTIONS

Each Fund has unlimited shares of beneficial interest authorized with no par value.  Capital share transactions for the period October 1, 2003 (commencement of operations) through August 31, 2004 were as follows:

	Small Cap Fund		Core Equity Fund
	Shares	Dollars	Shares	Dollars
Shares sold……………………	295,391	$3,498,699	23,594	$245,865
Shares issued for reinvestment of dividends…..	-	-	-	-
Shares redeemed…………….	(1,345)	(15,590)	(6)	(61)
Net increase…………………..	294,046	$3,483,109	23,588	$245,804

NOTE 7. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of August 31, 2004, Charles Schwab & Co., Inc. held 33% of the outstanding shares of the Small Cap Fund for the benefit of others. New River Advisers LLC held 56% of the outstanding shares of the Core Equity Fund.

NOTE 8. TAX INFORMATION

In accordance with industry practice, each Fund has recorded a reclassification in the capital accounts.  As of August 31, 2004, the Small Cap Fund and Core Equity Fund recorded permanent book/tax differences of $13,004 and $383, respectively, from undistributed net investment loss to accumulated net realized gains. This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income and accumulated net realized gains on a tax basis, which is considered to be more informative to shareholders.

As of August 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Ordinary Income	Unrealized Appreciation / (Depreciation)
Small Cap Fund………………	$ 34,238	$ 15,083
Core Equity Fund……………..	5,307	(3,336)

New River Funds

Report of Registered Public Accounting Firm

To the Shareholders and Board of Trustees

New River Funds

We have audited the accompanying statement of assets and liabilities of New River Small Cap Fund and New River Core Equity Fund (each a series of New River Funds), including the schedules of investments as of August 31, 2004, and the related statements of operations for the period indicated thereon and the statements of changes in net assets and the financial highlights for the period ended August 31, 2004.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board of the United States of America.  These standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financials highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of August 31, 2004 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of New River Small Cap Fund and New River Core Equity Fund as of August 31, 2004, the results of their operations, the changes in their net assets and their financial highlights for the period then ended in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker

Philadelphia, Pennsylvania

October 13, 2004

New River Funds

Shareholder Expense Example (Unaudited)

As a shareholder of the Fund you incur ongoing costs including management fees; distribution and/or service (12b-1 fees) fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value (2/29/04)	Ending Account Value (8/31/04)	Expenses Paid During Period* (2/29/04 to 8/31/04)
Small Cap Fund
Actual	$1,000.00	$ 988.50	$9.00
Hypothetical (5% return before expenses)	1,000.00	1,016.09	9.12
Core Equity Fund
Actual	1,000.00	955.20	7.96
Hypothetical (5% return before expenses)	1,000.00	1,016.99	8.21

          *Expenses are equal to the Funds annualized expense ratios of 1.80% and 1.62%

            for Small Cap Fund and Core Equity Fund, respectively, multiplied by the average account  value over the period, multiplied by 184/366 (to reflect the one-half year period).

New River Funds

Board of Trustees and Officers (Unaudited)

The Board of Trustees has oversight responsibility for the management of the Trust’s business affairs.  Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the Trust.  The independent trustees, in particular, are advocates for shareholder interests.  The following is a list of the Trustees and Officers with certain background and related information.  Each Trustee is responsible for overseeing both funds in the fund complex.

Name, Address and Age	Positions Held with the Trust	Year of Election or Appointment	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee
INTERESTED TRUSTEES:
Doit L. Koppler II* 1881 Grove Avenue Radford, VA 24141 Age: 41	Chairman, Chief Financial Officer and Treasurer	2003

Treasurer and a Managing Director of Third Security, LLC since April, 2001; Treasurer of Howe and Rusling, Inc., a subsidiary of Third Security, LLC since February, 2002; Vice President, Controller, and Asst. Secretary of GIV Holdings, Inc. from 1992 to 2000; Manager in the audit practice of Ernst & Young from 1987 to 1992.

				None
INDEPENDENT TRUSTEES:
Vijay Singal, Ph.D., CFA Virginia Tech 1016 Pamplin Hall Blacksburg, VA 24061 Age: 50	Independent Trustee, Member of Fund Audit Committee	2003

Head of the Department of Finance at the Pamplin College of Business at the Virginia Polytechnic Institute and State University (“University”) since the beginning of 2003;  J. Gray Ferguson Professor of Finance at the University since 2002;  From 1998 through 2002,  Associate Professor of the University and prior thereto, he served as an Assistant Professor.

				None
William Fry, CPA 1881 Grove Avenue Radford, VA 24141 Age: 65	Independent Trustee, Member of Fund Audit Committee, Financial Expert	2003	Chief Financial Officer of RADVA Corp. since 1989.	None
OFFICERS:
Robert Patzig 1881 Grove Avenue Radford, VA 24141 Age: 35	Chief Executive Officer	2003

Senior Managing Director of Third Security, LLC since 2003 and a Managing Director since 1998; Chair of the equity investment committee of Howe & Rusling, Inc., a subsidiary of Third Security, LLC since February, 2002; Voting member of the Fixed Income Committee since February, 2002;  Director of Market Research and Analysis at GIV Holdings, Inc., from 1996 to 1998; English instructor at Virginia Polytechnic Institute and State University from 1994 until 1996.

				N/A

New River Funds

Board of Trustees and Officers (Unaudited)- Continued

Name, Address and Age	Positions Held with the Trust	Year of Election or Appointment	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

OFFICERS, cont.:
Theodore J. Fisher 1881 Grove Avenue Radford, VA 24141 Age: 33	Secretary	2003

Associate General Counsel of Third Security, LLC since April, 2003;  From September 1996 to April, 2003, an Associate on the Global Capital Markets and Mergers and Acquisitions Team at Hunton & Williams (law firm), Richmond, Virginia.

				N/A
Andrew Rogers 150 Motor Parkway Suite 205 Hauppauge, NY 11788 Age: 34	Assistant Secretary	2003

President, Fund Compliance Services, LLC since 2004; President, GemCom, LLC since 2004; Director of Administration, Gemini Fund Services, LLC since 2001; Vice President, JP Morgan Chase & Co. from 1998 to 2001.

				N/A

* Mr. Koppler is considered to be an “interested” Trustee because of his officer positions in the parent company of the Manager and Sub-Advisers.

The Statement of  Additional Information for the Trust includes additional information about Trustees and Officers and is available, without charge, upon request by calling 1-866-NRA-FUND (1-866-672-3863).

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the period ended June 30, 2004 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-NRA-FUND (1-866-672-3863) or by referring to the Security and Exchange Commission’s (“SEC”) website at. www.sec.com

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Beginning in January 2005, the Trust’s Form N-Q will be available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-NRA-FUND (1-866-672-3863).

New River Small Cap Fund

New River Core Equity Fund

INVESTMENT MANAGER

New River Advisers LLC

1881 Grove Avenue

Radford, VA 24141

DISTRIBUTOR

Aquarius Fund Distributors, LLC

4020 South 147th Street

Omaha, Nebraska 68137

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that William Fry is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Fry is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

For the fiscal year ended August 31, 2004, the aggregate audit, audit-related and tax fees billed by Tait, Weller & Baker for professional services rendered for the audits of the financial statement, or services that are normally provided in connection with statutory and regulatory filings or engagements for that fiscal year, for the New River Funds are shown below.  The aggregate tax fees billed by Tait, Weller & Baker were rendered for tax compliance, tax advice and tax planning for each fund.

(a)

Audit Fees

FY 2004

$ 19,000

FY 2003

$ N/A

(b)

Audit-Related Fees

FY 2004

$ 0

FY 2003

$ N/A

(c)

Tax Fees

FY 2004

$ 4,000

FY 2003

$ N/A

(d)

All Other Fees

FY 2004

$ 0

FY 2003

$ N/A

(e)

(1)

Audit Committee’s Pre-Approval Policies

The Registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the Registrant.  The Registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the Registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

There were no amounts that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(c) of Rule 2-01 of Regulation S-X for the fiscal year ended August 31, 2004

(f)

During the audit of Registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant:

Registrant

Adviser

FY 2004

$  4,000

$  N/A

FY 2003

$  N/A

$  N/A

(h)

Not applicable.  All non-audit services to the Registrant were pre-approved by the Audit Committee for FY 2004.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Submission of Matters to a Vote of Security Holders.  None

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

New River Funds

By (Signature and Title)

/s/ Robert Patzig

Robert Patzig, Chief Executive Officer

Date

11/17/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert Patzig

Robert Patzig, Chief Executive Officer

Date

11/17/04

By (Signature and Title)

*

/s/ Doit L. Koppler II

Doit L. Koppler II, Chief Financial Officer

Date

11/17/04